OTHER LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
Other Losses [Abstract]
Disclosure of other losses

	For years ended December 31,
	2025	2024
Settlement of Mali matters	$—	$75,813
VAT receivable impairment	—	27,235
Contingencies and other legal matters	18,569	—
Corporate development and transaction related costs	12,926	—
Gain on distribution of dividend-in-kind (note 10)	(14,492)	—
Other losses(1)	18,961	22,145
Total other losses	$35,964	$125,193
(1) Comprises a variety of items that are individually insignificant.